Note 11 - Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of investments accounted for using equity method [text block]
	Dolly Varden	UMS	Total
Carrying amount at December 31, 2023	$36,126	$122	$36,248
Company’s share of net loss of associates	(3,837)	(21)	(3,858)
Disposition	(5,017)	-	(5,017)
Dilution gain	2,083	-	2,083
Carrying amount at December 31, 2024	$29,355	$101	$29,456
Company’s share of net loss of associates	(4,420)	(13)	(4,433)
Disposition	(3,310)	-	(3,310)
Dilution gain	4,250	-	4,250
Carrying amount at December 31, 2025	$25,875	$88	$25,963

Disclosure of interests in associates, profit (loss) [text block]
	Dolly Varden	UMS	Total
Cost recoveries	$-	$(2,699)	$(2,699)
Exploration and evaluation	25,198	918	26,116
Marketing	2,166	-	2,166
Share-based compensation	2,182	-	2,182
Administrative and other	2,192	1,833	4,025
Net loss of associate, 100%	31,738	52	31,790
Average equity interest for the period	13.93%	25%
Company’s share of net loss of associates	$4,420	$13	$4,433
	Dolly Varden	UMS	Total
Cost recoveries	$-	$(3,508)	$(3,508)
Exploration and evaluation	17,875	1,208	19,083
Marketing	1,781	131	1,912
Share-based compensation	2,601	-	2,601
Administrative and other	(1,608)	2,255	647
Net loss of associate, 100%	20,649	86	20,735
Average equity interest for the period	18.58%	25%
Company’s share of net loss of associates	$3,837	$21	$3,858

Disclosure of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate [text block]
	Dolly Varden	UMS
Current assets	$62,718	$875
Non-current assets	156,713	1,796
Current liabilities	(11,011)	(1,256)
Non-current liabilities	-	(1,067)
Net assets, 100%	208,420	348
Company’s equity share of net assets of associate	$25,875	$88

Disclosure of transactions between related parties [text block]
	Years ended December 31
	2025	2024
Exploration and evaluation costs	$344	$233
General and administration	232	307
Total transactions for the year	$576	$540